Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Common Shares		Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2019		$ 45,850		$ 21,963,678		$ 160,014	$ (21,974,651)	$ 142,516	$ (8)	$ 337,399
Balance (in Shares) at Dec. 31, 2019	[1]	2,292,500
Net income (Loss)							(874,668)			(874,668)
Foreign currency translation adjustment								(355,411)		(355,411)
Purchase of noncontrolling interest				(108)					8	(100)
Balance at Dec. 31, 2020		$ 45,850		21,963,570		160,014	(22,849,319)	(212,895)		(892,780)
Balance (in Shares) at Dec. 31, 2020	[1]	2,292,500
Net income (Loss)							(6,120,308)		(595,650)	(6,715,958)
Issuance of common stock and warrants in private placements		$ 34,100		20,188,088						20,222,188
Issuance of common stock and warrants in private placements (in Shares)	[1]	1,705,000
Warrants exercised for cashless		$ 24,424								$ 24,424
Warrants exercised for cashless (in Shares)		1,221,181	[1]							30,560,000
Foreign currency translation adjustment								(247,807)		$ (247,807)
Acquisition of non-controlling interest									980,000	980,000
Balance at Dec. 31, 2021		$ 104,374		42,151,658		160,014	(28,969,627)	(460,702)	384,350	13,370,067
Balance (in Shares) at Dec. 31, 2021	[1]	5,218,681
Net income (Loss)							803,700		51,313	855,013
Issuance of common stock and warrants in private placements		$ 80,000		5,937,781						6,017,781
Issuance of common stock and warrants in private placements (in Shares)	[1]	4,000,000
Warrants exercised for cashless		$ 22,091								$ 22,091
Warrants exercised for cashless (in Shares)		1,104,587	[1]							19,440,000
Foreign currency translation adjustment								888,951		$ 888,951
Balance at Dec. 31, 2022		$ 206,465		$ 48,089,439		$ 160,014	$ (28,165,927)	$ 428,249	$ 435,663	$ 21,153,903
Balance (in Shares) at Dec. 31, 2022	[1]	10,323,268

[1]	Retrospectively restated to reflect the one-for-twenty reverse split dated on June 14, 2022